Other Gains (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Gains

	2018	2017	2016
	Million	Million	Million

Compensation income	1,184	1,118	764
Others	1,722	1,271	1,204

	2,906	2,389	1,968